Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Office furniture and fixtures	$ 32,489	$ 25,021
Less: Accumulated Depreciation	(12,135)	(4,813)
Property and equipment, net	$ 20,354	$ 20,208